UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2000
                                                  ------------------------------

Check here if Amendment    [  ] ; Amendment Number:
                                                   --------------------

     This Amendment (Check only one.):       [  ]  is a restatement.

                                             [  ]  adds new holdings entries.



Institutional Investment Manager Filing this Report:


Name:          Shay Assets Management, Inc.
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Address:       230 West Monroe Street, Suite 2810
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               Chicago, IL  60606
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Form 13F File Number:    28-7232
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:          Edward E. Sammons, Jr.
               --------------------------------------------------------
Title:         President
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Phone:         (312) 214-6590
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Signature, Place, and Date of Signing:



/s/ Edward E. Sammons, Jr.            Chicago, IL              8/3/2000
---------------------------------  ----------------------    --------------
Signature                             City, State              Date



Report Type:


[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       NONE
                                                  --------------------

Form 13F Information Table Entry Total:                   29
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Form 13F Information Table Value Total:           $     169,367
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                                                     (thousands)

      COLUMN 1                COLUMN 2   COLUMN 3   COLUMN 4          COLUMN 5           COLUMN 6        COLUMN 7        COLUMN 8
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                                                                                       INVESTMENT
                                                                                       DISCRETION                   VOTING AUTHORITY

                              TITLE OF                VALUE    SHRS OR  SH/  PUT/       SHARED  SHARED   OTHER
    NAME OF ISSUER             CLASS      CUSIP     (X$1000)   PRN AMT  PRN  CALL  SOLE DEFINED OTHER   MANAGERS    SOLE SHARED NONE
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

Abbott Laboratories           common    002824100    6,907     155,000             X                                X
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Albertsons Inc                common    013104104    4,988     150,000             X                                X
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American Express              common    025816109    2,502      48,000             X                                X
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Automatic Data Processing     common    053015103    7,874     147,000             X                                X
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Berkshire Hathaway            common    084670108    3,228          60             X                                X
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Bristol-Myers Squibb          common    110122108    2,913      50,000             X                                X
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Campbell Soup Company         common    134429109    2,621      90,000             X                                X
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Cintas Corp                   common    172908105    6,604     180,000             X                                X
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Clorox Co                     common    189054109    7,618     170,000             X                                X
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Coca-Cola Company             common    191216100    6,893     120,000             X                                X
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Emerson Electric Co           common    291011104    9,056     150,000             X                                X
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Fannie Mae                    common    313586109    6,263     120,000             X                                X
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Freddie Mac                   common    313400301    6,480     160,000             X                                X
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Gannett Co Inc                common    364730101    6,280     105,000             X                                X
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Gap Inc                       common    364760108    5,938     190,000             X                                X
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

      COLUMN 1                COLUMN 2   COLUMN 3   COLUMN 4          COLUMN 5           COLUMN 6        COLUMN 7        COLUMN 8
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                                                                                       INVESTMENT
                                                                                       DISCRETION                   VOTING AUTHORITY

                              TITLE OF                VALUE    SHRS OR  SH/  PUT/       SHARED  SHARED   OTHER
    NAME OF ISSUER             CLASS      CUSIP     (X$1000)   PRN AMT  PRN  CALL  SOLE DEFINED OTHER   MANAGERS    SOLE SHARED NONE
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Gillette Co                  common     375766102    5,415     155,000             X                                X
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Int'l Flavors & Fragrances   common     459506101    2,717      90,000             X                                X
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Intel Corp                   common     458140100    7,353      55,000             X                                X
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Interpublic Group of Cos     common     460690100    6,450     150,000             X                                X
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Johnson & Johnson            common     478160104    9,169      90,000             X                                X
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M&T Bank Corp                common     55261F104    3,150       7,000             X                                X
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McDonald's Corp              common     580135101    4,941     150,000             X                                X
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Merck & Co                   common     589331107    7,279      95,000             X                                X
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Microsoft Corp               common     594918104    6,400      80,000             X                                X
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Pitney Bowes Inc             common     724479100    6,600     165,000             X                                X
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Sysco Corporation            common     871829107    7,583     180,000             X                                X
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Wal-Mart Stores              common     931142103    6,915     120,000             X                                X
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Walgreen Company             common     931422109    3,219     100,000             X                                X
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Wrigley Wm Jr Co             common     982526105    6,014      75,000             X                                X
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COLUMN TOTAL                                       169,367
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